Goodwill and intangible assets - Narrative (Details)	12 Months Ended
Dec. 31, 2021 USD ($) reporting_unit
Goodwill and Intangible Assets Disclosure [Abstract]
Number of reporting units (reporting unit) | reporting_unit	6
Goodwill impairment | $	$ 0